SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,689	$ 781
Share-based payments	670	257
Key management personnel compensation	$ 2,359	$ 1,038